Loans (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of financing receivable credit quality indicators
The amortized cost of loans by credit quality classification and allowance for expected credit losses by class of loans is as follows:

December 31, 2025	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	Allowance for expected credit losses	Total net loans
Commercial loans
Government	276,815	—	—	—	276,815	(257)	276,558
Commercial and industrial	176,753	—	667	17,130	194,550	(12,030)	182,520
Commercial overdrafts	62,819	610	105	195	63,729	(70)	63,659
Total commercial loans	516,387	610	772	17,325	535,094	(12,357)	522,737

Commercial real estate loans
Commercial mortgage	481,978	184	2,062	3,434	487,658	(1,098)	486,560
Construction	77,573	—	—	—	77,573	—	77,573
Total commercial real estate loans	559,551	184	2,062	3,434	565,231	(1,098)	564,133

Consumer loans
Automobile financing	18,993	—	3	174	19,170	(27)	19,143
Credit card	98,398	—	680	—	99,078	(2,184)	96,894
Overdrafts	35,022	—	32	5	35,059	(350)	34,709
Other consumer[1]	40,605	—	812	829	42,246	(854)	41,392
Total consumer loans	193,018	—	1,527	1,008	195,553	(3,415)	192,138

Residential mortgage loans	2,916,341	3,769	122,239	69,560	3,111,909	(8,506)	3,103,403

Total	4,185,297	4,563	126,600	91,327	4,407,787	(25,376)	4,382,411
[1] Other consumer loans’ amortized cost includes $6 million of cash and portfolio secured lending and $27 million of lending secured by buildings in construction or other collateral.

December 31, 2024	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	Allowance for expected credit losses	Total net loans
Commercial loans
Government	266,303	—	—	—	266,303	(462)	265,841
Commercial and industrial	210,911	347	778	18,026	230,062	(11,147)	218,915
Commercial overdrafts	115,558	1,896	—	1	117,455	(75)	117,380
Total commercial loans	592,772	2,243	778	18,027	613,820	(11,684)	602,136

Commercial real estate loans
Commercial mortgage	572,875	858	2,301	17,520	593,554	(3,267)	590,287
Construction	48,484	—	—	—	48,484	—	48,484
Total commercial real estate loans	621,359	858	2,301	17,520	642,038	(3,267)	638,771

Consumer loans
Automobile financing	18,010	—	6	164	18,180	(34)	18,146
Credit card	90,433	—	244	—	90,677	(1,919)	88,758
Overdrafts	37,110	—	—	38	37,148	(378)	36,770
Other consumer[1]	45,180	—	832	733	46,745	(923)	45,822
Total consumer loans	190,733	—	1,082	935	192,750	(3,254)	189,496

Residential mortgage loans	2,849,805	23,619	137,093	40,175	3,050,692	(7,504)	3,043,188

Total	4,254,669	26,720	141,254	76,657	4,499,300	(25,709)	4,473,591
[1] Other consumer loans’ amortized cost includes $10 million of cash and portfolio secured lending and $27 million of lending secured by buildings in construction or other collateral.
Based on the most recent analysis performed, the amortized cost of loans by year of origination and credit quality classification is as follows:

December 31, 2025	Pass	Special mention	Substandard	Non-accrual	Total amortized cost
Loans by origination year
2025	514,608	—	—	—	514,608
2024	470,244	—	247	181	470,672
2023	283,923	—	1,039	54	285,016
2022	722,368	805	6,250	25	729,448
2021	350,808	—	—	257	351,065
Prior	1,643,350	3,148	118,246	90,610	1,855,354
Overdrafts and credit cards	199,996	610	818	200	201,624
Total amortized cost	4,185,297	4,563	126,600	91,327	4,407,787

December 31, 2024	Pass	Special mention	Substandard	Non-accrual	Total amortized cost
Loans by origination year
2024	497,053	—	267	—	497,320
2023	366,278	—	506	51	366,835
2022	759,398	888	750	4	761,040
2021	422,496	781	—	13	423,290
2020	270,060	451	32,733	7,503	310,747
Prior	1,690,525	22,704	106,754	69,047	1,889,030
Overdrafts and credit cards	248,859	1,896	244	39	251,038
Total amortized cost	4,254,669	26,720	141,254	76,657	4,499,300

Schedule of age analysis and past due loans
The following tables summarize the past due status of the loans. The aging of past due amounts are determined based on the contractual delinquency status of payments under the loan and this aging may be affected by the timing of the last business day at period end. Loans less than 30 days past due are included in current loans.

December 31, 2025	30 - 59 days	60 - 89 days	90 days or more	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	276,815	276,815
Commercial and industrial	—	—	17,130	17,130	177,420	194,550
Commercial overdrafts	—	—	300	300	63,429	63,729
Total commercial loans	—	—	17,430	17,430	517,664	535,094

Commercial real estate loans
Commercial mortgage	328	174	3,434	3,936	483,722	487,658
Construction	—	—	—	—	77,573	77,573
Total commercial real estate loans	328	174	3,434	3,936	561,295	565,231

Consumer loans
Automobile financing	99	14	160	273	18,897	19,170
Credit card	596	515	466	1,577	97,501	99,078
Overdrafts	—	—	37	37	35,022	35,059
Other consumer	270	17	675	962	41,284	42,246
Total consumer loans	965	546	1,338	2,849	192,704	195,553

Residential mortgage loans	13,863	33,158	90,727	137,748	2,974,161	3,111,909

Total amortized cost	15,156	33,878	112,929	161,963	4,245,824	4,407,787

December 31, 2024	30 - 59 days	60 - 89 days	90 days or more	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	266,303	266,303
Commercial and industrial	217	—	17,227	17,444	212,618	230,062
Commercial overdrafts	—	—	1	1	117,454	117,455
Total commercial loans	217	—	17,228	17,445	596,375	613,820

Commercial real estate loans
Commercial mortgage	346	—	17,520	17,866	575,688	593,554
Construction	—	—	—	—	48,484	48,484
Total commercial real estate loans	346	—	17,520	17,866	624,172	642,038

Consumer loans
Automobile financing	83	35	153	271	17,909	18,180
Credit card	514	280	244	1,038	89,639	90,677
Overdrafts	—	—	38	38	37,110	37,148
Other consumer	739	31	733	1,503	45,242	46,745
Total consumer loans	1,336	346	1,168	2,850	189,900	192,750

Residential mortgage loans	17,520	5,797	106,965	130,282	2,920,410	3,050,692

Total amortized cost	19,419	6,143	142,881	168,443	4,330,857	4,499,300

Schedule of allowance for credit loss

	Year ended December 31, 2025
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at the beginning of period	11,684	3,267	3,254	7,504	25,709
Provision increase (decrease)	1,228	(2,085)	133	901	177
Recoveries of previous charge-offs	—	—	1,671	165	1,836
Charge-offs, by origination year
2025	—	—	—	—	—
2024	—	—	(5)	—	(5)
2023	—	—	—	(30)	(30)
2022	—	—	(13)	—	(13)
2021	—	—	(26)	—	(26)
Prior	(551)	(84)	(20)	(90)	(745)
Overdrafts and credit cards	(18)	—	(1,589)	—	(1,607)
Other	14	—	10	56	80
Allowances for expected credit losses at end of year	12,357	1,098	3,415	8,506	25,376

	Year ended December 31, 2024
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at the beginning of period	11,248	1,441	3,096	9,974	25,759
Provision increase (decrease)	887	2,214	933	(2,160)	1,874
Recoveries of previous charge-offs	—	—	1,154	227	1,381
Charge-offs, by origination year
2024	—	—	—	—	—
2023	—	—	(20)	—	(20)
2022	—	—	—	—	—
2021	—	(180)	—	—	(180)
2020	—	(180)	(5)	—	(185)
Prior	(427)	(28)	(100)	(533)	(1,088)
Overdrafts and credit cards	(24)	—	(1,801)	—	(1,825)
Other	—	—	(3)	(4)	(7)
Allowances for expected credit losses at end of year	11,684	3,267	3,254	7,504	25,709

Schedule of non-accrual status for non-performing loans

	December 31, 2025				December 31, 2024
	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due 90 days or more and accruing	Total non- performing loans	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due 90 days or more and accruing	Total non- performing loans
Commercial loans
Commercial and industrial	17,130	—	—	17,130	17,209	817	—	18,026
Commercial overdrafts	195	—	105	300	—	1	—	1
Total commercial loans	17,325	—	105	17,430	17,209	818	—	18,027

Commercial real estate loans
Commercial mortgage	2,891	543	—	3,434	17,410	110	—	17,520
Total commercial real estate loans	2,891	543	—	3,434	17,410	110	—	17,520

Consumer loans
Automobile financing	99	75	—	174	126	38	—	164
Credit card	—	—	466	466	—	—	244	244
Overdrafts	5	—	32	37	—	38	—	38
Other consumer	494	335	—	829	528	205	—	733
Total consumer loans	598	410	498	1,506	654	281	244	1,179

Residential mortgage loans	49,357	20,203	27,418	96,978	22,630	17,545	72,693	112,868
Total non-performing loans	70,171	21,156	28,021	119,348	57,903	18,754	72,937	149,594

Schedule of Financing receivable, modified
The following table summarizes the amortized cost basis of loan modifications as at December 31, 2025 and December 31, 2024 made to borrowers experiencing financial difficulty during the years ended December 31, 2025 and December 31, 2024.

	Amortized cost basis					Weighted average financial effects
December 31, 2025	Term extension and interest rate reduction	Payments delay in # of months	Term extension	Interest rate reduction	In % of the class of loans	Months of payment delay	Months of term extension	Interest rate reduction
Residential mortgage loans	3,646	—	33,363	7,409	1.4%	0	7	3.5%

	Amortized cost basis					Weighted average financial effects
December 31, 2024	Term extension and interest rate reduction	Payments delay in # of months	Term extension	Interest rate reduction	In % of the class of loans	Months of payment delay	Months of term extension	Interest rate reduction
Commercial mortgage	—	—	—	636	0.1%	0	0	3.0%
Other consumer	—	—	56	782	1.8%	0	34	4.0%
Residential mortgage loans	3,823	750	7,490	5,230	0.6%	6	31	3.1%